Consolidated Statements of Condition (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 197,814	$ 224,638
Cash and due from banks - cash and cash equivalents	197,814	224,638
Investment securities:
Held to maturity (Market value of $2,450 on December 31, 2010 and $2,450 on December 31, 2009)	2,450	2,450
Available for sale (Amortized cost of $5,041,847 on December 31, 2010 and $4,541,851 on December 31, 2009)	5,086,457	4,644,083
Total investment securities	5,088,907	4,646,533
Loans	5,410,003	5,667,262
Less allowance for probable loan losses	(84,482)	(95,393)
Net loans	5,325,521	5,571,869
Bank premises and equipment, net	468,950	490,375
Accrued interest receivable	35,660	41,731
Other investments	360,955	359,404
Identified intangible assets, net	17,309	22,358
Goodwill, net	282,532	282,532
Other assets	165,821	123,103
Total assets	11,943,469	11,762,543
Deposits:
Demand - non-interest bearing	1,639,076	1,516,799
Savings and interest bearing demand	2,522,842	2,262,552
Time	3,437,640	3,398,656
Total deposits	7,599,558	7,178,007
Securities sold under repurchase agreements	1,433,270	1,441,817
Other borrowed funds	1,026,780	1,347,625
Junior subordinated deferrable interest debentures	201,117	201,082
Other liabilities	223,527	186,542
Total liabilities	10,484,252	10,355,073
Commitments, Contingent Liabilities and Other Tax Matters (Note 17)
Shareholders' equity:
Series A cumulative perpetual preferred shares, $.01 par value, $1,000 per share liquidation value. Authorized 25,000,000 shares; issued 216,000 shares on December 31, 2010, net of discount of $7,932 and 216,000 shares on December 31, 2009 net of discount of $10,258	208,068	205,742
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,711,285 shares on December 31, 2010 and 95,711,111 shares on December 31, 2009	95,711	95,711
Surplus	162,276	161,258
Retained earnings	1,214,743	1,122,290
Accumulated other comprehensive income	28,777	65,878
Total shareholders' equity before treasury stock	1,709,575	1,650,879
Less cost of shares in treasury, 28,016,059 shares on December 31, 2010 and 27,607,171 shares on December 31, 2009	(250,358)	(243,409)
Total shareholders' equity	1,459,217	1,407,470
Total liabilities and shareholders' equity	$ 11,943,469	$ 11,762,543

Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Condition
Held-to-maturity, Market value (in dollars)	$ 2,450	$ 2,450
Available for sale, Amortized cost (in dollars)	5,041,847	4,541,851
Series A cumulative perpetual preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)	$ 1,000	$ 1,000
Series A cumulative perpetual preferred shares, Authorized shares	25,000,000	25,000,000
Series A cumulative perpetual preferred shares, issued shares	216,000	216,000
Series A cumulative perpetual preferred shares, discount (in dollars)	$ 7,932	$ 10,258
Common shares, par value (in dollars per share)	$ 1	$ 1
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,711,285	95,711,111
Treasury, shares	28,016,059	27,607,171

Consolidated Statements of Income (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income:
Loans, including fees	$ 314,202	$ 335,769	$ 370,718
Federal funds sold			927
Investment securities:
Taxable	135,106	185,931	188,928
Tax-exempt	7,240	5,070	3,514
Other interest income	2,221	607	516
Total interest income	458,769	527,377	564,603
Interest expense:
Savings and interest bearing demand deposits	9,383	10,832	26,651
Time deposits	46,967	62,255	106,479
Securities sold under repurchase agreements	44,216	44,723	50,400
Other borrowings	1,269	9,451	33,976
Junior subordinated deferrable interest debentures	12,201	12,535	14,137
Other interest expense			88
Total interest expense	114,036	139,796	231,731
Net interest income	344,733	387,581	332,872
Provision for probable loan losses	22,812	58,833	19,813
Net interest income after provision for probable loan losses	321,921	328,748	313,059
Non-interest income:
Service charges on deposit accounts	99,644	99,642	98,466
Other service charges, commissions and fees
Banking	47,930	42,861	40,543
Non-banking	8,439	12,697	7,592
Investment securities transactions, net	33,209	11,956	6,427
Other investments, net	17,696	19,773	15,183
Other income	11,866	14,084	21,598
Total non-interest income	218,784	201,013	189,809
Non-interest expense:
Employee compensation and benefits	127,469	130,849	129,084
Occupancy	36,631	35,374	38,315
Depreciation of bank premises and equipment	35,395	35,879	36,700
Professional fees	15,625	12,640	10,051
Deposit insurance assessments	10,253	10,249	1,027
Amortization of identified intangible assets	5,284	5,286	5,195
Advertising	7,716	9,149	13,189
Litigation expense	21,837
Impairment charges (Total other-than-temporary impairment charges, $(19,070) less loss of $10,654 included in other comprehensive income)	8,416
Other	71,099	69,605	67,665
Total non-interest expense	339,725	309,031	301,226
Income before income taxes	200,980	220,730	201,642
Provision for income taxes	70,957	77,988	69,530
Net income	130,023	142,742	132,112
Preferred stock dividends and discount accretion	13,126	12,984
Net income available to common shareholders	$ 116,897	$ 129,758	$ 132,112
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	67,921,353	68,373,732	68,576,654
Net income (in dollars per share)	$ 1.72	$ 1.9	$ 1.93
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	68,004,441	68,394,624	68,714,390
Net income (in dollars per share)	$ 1.72	$ 1.9	$ 1.92

Consolidated Statements of Income (Parenthetical) (USD $) In Thousands	12 Months Ended
Dec. 31, 2010
Consolidated Statements of Income
Other-than-temporary impairment charges	$ (19,070)
Other comprehensive income	$ 10,654

Consolidated Statements of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income	$ 130,023	$ 142,742	$ 132,112
Other comprehensive income (loss), net of tax:
Net unrealized holding (losses) gains on securities available for sale arising during period (tax effects of $(11,300), $29,863, and $11,955)	(20,985)	55,460	22,202
Reclassification adjustment for gains on securities available for sale included in net income (tax effects of $(11,623), $(4,185), and $(2,249))	(21,586)	(7,771)	(4,178)
Reclassification adjustment for impairment charges on available for sale securities included in net income (tax effects of $2,946, $0, and $0)	5,470
Comprehensive income	$ 92,922	$ 190,431	$ 150,136

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income
Net unrealized holding (losses) gains on securities available for sale arising during period, tax effects	$ (11,300)	$ 29,863	$ 11,955
Reclassification adjustment for gains on securities available for sale included in net income, tax effects	(11,623)	(4,185)	(2,249)
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 2,946	$ 0	$ 0

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2007		$ 95,441	$ 144,140	$ 929,145	$ 165	$ (232,986)	$ 935,905
Balance (in shares) at Dec. 31, 2007		95,441
Increase (decrease) in shareholders' equity
Net Income				132,112			132,112
Dividends:
Cash ( $.36 per share - 2010, $.34 per share - 2009, $.66 per share - 2008)				(45,253)			(45,253)
Issuance of preferred stock	203,558		12,442				216,000
Purchase of treasury stock (408,888 shares - 2010, 708,925 shares - 2009, 48,339 shares - 2008)						(1,077)	(1,077)
Exercise of stock options		58	836				894
Exercise of stock options (in shares)		58
Stock compensation expense recognized in earnings			692				692
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					18,024		18,024
Balance at Dec. 31, 2008	203,558	95,499	158,110	1,016,004	18,189	(234,063)	1,257,297
Balance (in shares) at Dec. 31, 2008		95,499
Increase (decrease) in shareholders' equity
Net Income				142,742			142,742
Dividends:
Cash ( $.36 per share - 2010, $.34 per share - 2009, $.66 per share - 2008)				(23,262)			(23,262)
Preferred stock (5%) including discount accretion	2,184			(13,194)			(11,010)
Purchase of treasury stock (408,888 shares - 2010, 708,925 shares - 2009, 48,339 shares - 2008)						(9,346)	(9,346)
Exercise of stock options		212	2,493				2,705
Exercise of stock options (in shares)		212
Stock compensation expense recognized in earnings			655				655
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					47,689		47,689
Balance at Dec. 31, 2009	205,742	95,711	161,258	1,122,290	65,878	(243,409)	1,407,470
Balance (in shares) at Dec. 31, 2009		95,711
Increase (decrease) in shareholders' equity
Net Income				130,023			130,023
Dividends:
Cash ( $.36 per share - 2010, $.34 per share - 2009, $.66 per share - 2008)				(24,444)			(24,444)
Preferred stock (5%) including discount accretion	2,326			(13,126)			(10,800)
Purchase of treasury stock (408,888 shares - 2010, 708,925 shares - 2009, 48,339 shares - 2008)						(6,949)	(6,949)
Exercise of stock options			484				484
Stock compensation expense recognized in earnings			534				534
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(37,101)		(37,101)
Balance at Dec. 31, 2010	$ 208,068	$ 95,711	$ 162,276	$ 1,214,743	$ 28,777	$ (250,358)	$ 1,459,217
Balance (in shares) at Dec. 31, 2010		95,711

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.36	$ 0.34	$ 0.66
Purchase of treasury stock (in shares)	408,888	708,952	48,339
Preferred Stock, Rate (as a percent)	5.00%	5.00%

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income	$ 130,023	$ 142,742	$ 132,112
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	22,812	58,833	19,813
Amortization of loan premiums			134
Accretion of discounts on time deposits with banks			1
Accretion of time deposit discounts	(14)	(14)	(36)
Depreciation of bank premises and equipment	35,395	35,879	36,700
(Gain) loss on sale of bank premises and equipment	(22)	80	282
Depreciation and amortization of leased assets		300	880
Accretion of investment securities discounts	(1,693)	(1,940)	(1,405)
Amortization of investment securities premiums	13,211	6,911	6,017
Investment securities transactions, net	(33,209)	(11,956)	(6,427)
Impairment charges on available for sale securities	8,416
Accretion of junior subordinated debenture discounts	35	34	119
Amortization of identified intangible assets	5,284	5,286	5,195
Stock based compensation expense	534	655	692
Earnings from affiliates and other investments	(15,023)	(16,891)	(11,324)
Deferred tax benefit	(3,532)	(3,035)	(4,683)
Decrease in accrued interest receivable	6,071	6,981	5,589
Increase in other assets	(42,718)	(69,845)	(10,677)
Increase (decrease) in other liabilities	1,652	(12,253)	(18,878)
Net cash provided by operating activities	127,222	141,767	154,104
Investing activities:
Proceeds from maturities of securities	4,423	1,637	18,124
Proceeds from sales and calls of available for sale securities	1,149,021	579,099	8,376
Purchases of available for sale securities	(2,666,596)	(1,280,925)	(2,002,446)
Principal collected on mortgage backed securities	1,085,817	1,224,938	1,186,450
Proceeds from matured time deposits with banks		396	4,457
Net decrease (increase) in loans	223,536	168,671	(344,418)
Purchases of other investments	(7,438)	(11,430)	(60,567)
Distributions from other investments	20,910	56,988	7,385
Purchases of bank premises and equipment	(15,953)	(61,015)	(68,537)
Proceeds from sales of bank premises and equipment	2,005	1,052	838
Purchase, adjustment of identified intangible asset	(235)	(259)	(1,074)
Net cash (used in) provided by investing activities	(204,510)	679,152	(1,251,412)
Financing activities:
Net increase (decrease) in non-interest bearing demand deposits	122,277	57,129	(52,957)
Net increase (decrease) in savings and interest bearing demand deposits	260,290	180,950	(210,987)
Net increase (decrease) in time deposits	38,998	81,158	(34,842)
Net (decrease) increase in securities sold under repurchase agreements	(8,547)	686	112,148
Other borrowed funds, net	(320,845)	(1,175,361)	1,066,050
Purchase of treasury stock	(6,949)	(9,346)	(1,077)
Proceeds from stock transactions	484	2,705	216,894
Payments of cash dividends - common	(24,444)	(23,262)	(45,253)
Payments of cash dividends - preferred	(10,800)	(9,660)
Net cash provided by (used in) financing activities	50,464	(895,001)	1,049,976
Decrease in cash and cash equivalents	(26,824)	(74,082)	(47,332)
Cash and cash equivalents at beginning of year	224,638	298,720	346,052
Cash and cash equivalents at end of year	197,814	224,638	298,720
Supplemental cash flow information:
Interest paid	116,037	146,778	245,509
Income taxes paid	78,435	83,830	69,646
Purchases of available-for-sale securities not yet settled	160,216	100,829	84,768
Net transfers from loans to other real estate owned	59,429	22,487	28,776
Accrued dividends, preferred shares	$ 1,350	$ 1,350

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

        The accounting and reporting policies of International Bancshares Corporation ("Corporation") and Subsidiaries (the Corporation and Subsidiaries collectively referred to herein as the "Company") conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The following is a description of the more significant of those policies.

Consolidation and Basis of Presentation

        The consolidated financial statements include the accounts of the Corporation and its wholly-owned bank subsidiaries, International Bank of Commerce, Laredo ("IBC"), Commerce Bank, International Bank of Commerce, Zapata, International Bank of Commerce, Brownsville, and the Corporation's wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Life Insurance Company, IBC Trading Company, Premier Tierra Holdings, Inc. and IBC Capital Corporation. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Company, through its subsidiaries, is primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. The primary markets of the Company are South, Central, and Southeast Texas and the state of Oklahoma. Each bank subsidiary is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although the Company's loan portfolio is diversified, the ability of the Company's debtors to honor their contracts is primarily dependent upon the economic conditions in the Company's trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. The Company and its bank subsidiaries are subject to the regulations of certain Federal agencies as well as the Texas Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

        The Company owns two insurance-related subsidiaries, IBC Life Insurance Company and IBC Insurance Agency, Inc., a wholly owned subsidiary of IBC, the bank subsidiary. Neither of the insurance-related subsidiaries conducts underwriting activities. The IBC Life Insurance Company is in the business of reinsuring credit life and credit accident and health insurance. The business is assumed from an unaffiliated insurer and the only business written is generated by the bank subsidiaries of the Company. The risk assumed on each of the policies is not significant to the consolidated financial statements.

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for probable loan losses.

        On July 1, 2009, the Financial Accounting Standards Board officially launched the "FASB Accounting Standards Codification," ("Codification"), which is now the single official source of authoritative, non-governmental U.S. GAAP, in addition to guidance issued by the Securities and Exchange Commission ("SEC"). The Codification supersedes all prior accounting literature. With the launch of the Codification, U.S. GAAP now consists of two levels—authoritative (Codification) and non-authoritative (anything not in the Codification). The Codification is effective for interim and annual periods ending after September 15, 2009, and is organized into approximately 90 accounting topics. The FASB will no longer be issuing accounting standards in the form of Statements, Staff Positions or Emerging Issues Task Force Abstracts. The FASB will instead amend the Codification by issuing "Accounting Standards Updates." The adoption of the Codification did not have a significant impact to the Company's consolidated financial statements.

Subsequent Events

        Effective June 30, 2009, the Company adopted Statement of Financial Accounting Standards No. 165 ("SFAS No. 165"), "Subsequent Events." SFAS No. 165 is currently included in the Codification under ASC Topic 855, "Subsequent Events" ("ASC 855"). ASC 855 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or available to be issued. ASC 855 defines (i) the period after the balance sheet date during which a reporting entity's management should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and (iii) the disclosures an entity should make about events or transactions that occurred after the balance sheet date. The adoption of the accounting standard did not have an impact on the Company's consolidated financial statements. The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

        The Company classifies debt and equity securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as "held-to-maturity" and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as "available-for-sale" or "trading" and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as "trading", while unrealized holding gains and losses related to those securities classified as "available-for-sale" are excluded from net income and reported net of tax as other comprehensive income and in shareholders' equity as accumulated other comprehensive income until realized. The Company did not maintain any trading securities during the three year period ended December 31, 2010.

        Mortgage-backed securities held at December 31, 2010 and 2009 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. Government or its agencies including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae") or other non-government entities. Investments in mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

        Premiums and discounts are amortized using the level yield or "interest method" over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to hold and the determination of whether the Company will more likely than not be required to sell the security prior to a recovery in fair value. If the Company determines that (1) it intends to sell the security or (2) it is more likely than not that it will be required to sell the security before it's anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and the Company's amortized cost in the security. If the Company determines that it (1) does not intend to sell the security and (2) it will not be more likely than not required to sell the security before it's anticipated recovery, the other-than-temporary impairment is segregated into its two components (1) the amount of impairment related to credit loss and (2) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Provision and Allowance for Probable Loan Losses

        The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge-offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

        Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's bank subsidiaries' allowances for probable loan losses. Such agencies may require the Company's bank subsidiaries to make additions or reductions to their GAAP allowances based on their judgments of information available to them at the time of their examination.

Loans

        Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are amortized over the life of the loan using the interest method. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Non-Accrual Loans

        The non-accrual loan policy of the Company's bank subsidiaries is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a bank subsidiary has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management's opinion, the debtor's financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for loan probable losses, if necessary. Any subsequent write-downs are charged against other non-interest expense. Operating expenses of such properties and gains and losses on their disposition are included in other non-interest expense. Other real estate owned totaled  $87,192,000 and  $35,326,000 at December 31, 2010 and 2009, respectively. Other real estate owned is included in other assets.

Bank Premises and Equipment

        Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

        Other investments include equity investments in non-financial companies, bank owned life insurance, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Income Taxes

        Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The Company files a consolidated federal income tax return with its subsidiaries.

        Recognition of deferred tax assets is based on management's belief that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

        The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2010 and 2009, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for unrecognized tax benefits at the end of the reporting period. The Company would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2010, 2009 and 2008, the Company recognized no interest expense or penalties related to uncertain tax positions.

        The Company files consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2007.

Stock Options

        Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award.

        The fair value of stock options granted was estimated as the measurement date, which is generally the date of grant, using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because the Company's employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of the Company's stock options.

Net Income Per Share

        Basic Earnings Per Share ("EPS") is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2010, after completing goodwill testing, the Company has determined that no goodwill impairment exists.

        Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. The Company's identified intangible assets relate to core deposits and contract rights. As of December 31, 2010, the Company has determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, the Company reports transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

        The Company accounts for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. The Company has retained mortgage servicing rights in connection with the sale of mortgage loans. Because the Company may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

        The Company operates as one segment. The operating information used by the Company's chief executive officer for purposes of assessing performance and making operating decisions about the Company is the consolidated financial statements presented in this report. The Company has four active operating subsidiaries, namely, the bank subsidiaries, otherwise known as International Bank of Commerce, Laredo, Commerce Bank, International Bank of Commerce, Zapata and International Bank of Commerce, Brownsville.

Comprehensive Income

        Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising

        Advertising costs are expensed as incurred.

Reclassifications

        Certain amounts in the prior year's presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or total assets.

        Additionally, subsequent to the filing of the Company's annual report on Form 10K for the year ended December 31, 2009, the Company identified that cash flows arising from the purchases of available-for-sale securities, not yet settled, had been presented at the end of the prior period in the consolidated statement of cash flows as part of cash flows from operating activities instead of investing activity. The change resulted in a reclassification of  $84.8 million for the year ended December 31, 2009 from net cash provided by operating activities to net cash provided by investing activities, which did not alter the net change in cash and cash equivalents reported. The impact of this reclassification is not considered material to the financial statements previously presented on the Form 10K for the year ended December 31, 2009.

New Accounting Standards

        On April 9, 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"), included in ASC 820-10. ASC 820-10 provides additional guidance for estimating fair value in accordance with FASB ASC 820-10, "Fair Value Measurements," when the volume and level of activity for the asset or liability have significantly decreased. Additionally, the staff position also provides guidance on identifying circumstances that indicate a transaction is not orderly. The staff position stresses that even though there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation techniques used to measure the fair value of the asset or liability, the main objective of fair value accounting measurements remains the same. As defined by the FSP, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date under current market conditions. Additionally, the staff position amends the fair value disclosures as originally required by ASC 820-10. The staff position is effective for interim and annual reporting periods ending after June 15, 2009, although early adoption is permitted for periods ending after March 15, 2009. The adoption of the staff position did not have a significant impact on the Company's consolidated financial statements.

        On April 9, 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 107-1 and APB 28-1, "Interim Disclosures about Fair Value of Financial Instruments" ("FSP No. 107-1 and APB 28-1"), included in ASC 825-10. The staff position amends FASB Statement No. 107, "Disclosures about Fair Value of Financial Instruments," also in ASC 825-10, to require disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies as well as in annual financial statements. The FSP also amends Accounting Principles Board Opinion No. 28, "Interim Financial Reporting" to require those disclosures in summarized financial information at interim reporting periods. The new standard is effective for interim reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The adoption of the staff accounting position did not have a significant impact on the Company's consolidated financial statements.

        On April 9, 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 115-2 and 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments" ("FSP No. 115-2 and 124-2"), included in ASC 320-10 and amends the other-than-temporary guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments in debt and equity securities in the financial statements. The staff position does not amend existing recognition and measurement guidance related to other-than-temporary impairment. The staff position requires that unless there is an intent or requirement to sell a debt security, only the amount of the estimated credit loss is recorded through earnings, while the remaining mark-to-market loss is recognized as a component of equity through other comprehensive income. Additionally, it enhances required disclosures of existing guidelines. The staff position is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and will be applied to all existing and new investments in debt securities. The adoption of the accounting standard did not have a significant impact on the Company's consolidated financial statements.

        In August 2009, the Financial Accounting Standards Board issued Accounting Standards Update No. 2009-05, to ASC 820, "Fair Value Measurements and Disclosures." The Update provides amendments for the fair value measurement of liabilities. The Update clarifies which techniques should be used to measure fair value in the event that there are no quoted prices in active markets for an identical liability. The amendment also clarifies that when estimating the fair value of a liability, entities are not required to factor in any existing requirements that would affect the transferability of the asset. The Update is effective for the first interim and annual reporting period ending after issuance. The adoption of the update to existing accounting standards did not have a significant impact on the Company's consolidated financial statements.

        In September 2009, the Financial Accounting Standards Board issued Accounting Standards Update No. 2009-06, to update ASC 740, "Income Taxes." The Update addresses the need for additional implementation guidance in accounting for uncertainty in income taxes. The key provisions of the Update illustrate by example what should be done in the case where a decision needs to be made regarding whether the income tax is paid by the entity is attributable to the entity or its owners, what constitutes a tax position for a pass-through or tax exempt not-for-profit entity, and how the accounting for uncertainty in income taxes is impacted when a combined group include both taxable and non-taxable entities. The Update is effective for interim and annual reporting periods ending after September 15, 2009 for entities that are currently applying the standards for accounting for uncertainty in income taxes. The adoption of the update to existing accounting standards did not have a significant impact on the Company's consolidated financial statements.

        In December 2009, the Financial Accounting Standards Board issued Accounting Standards Update No. 2009-16, to ASC 860, "Transfers and Servicing." The Update amends prior accounting guidance to enhance reporting about transfers of financial assets, including securitizations, and where companies have continued exposure to the risks related to the transferred financial assets. The Update eliminates the concept of a "qualifying special-purpose entity" and changes the requirements for derecognizing financial assets. The Update also requires additional disclosures about all continuing involvement by the entity in transferred financial assets including information about gains and losses resulting from transfers during the reporting period. The Update is effective for fiscal periods ending after January 1, 2010. The adoption of the update to existing accounting standards did not have a significant impact on the Company's consolidated financial statements.

        In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, to ASC 820, "Fair Value Measurements." The Update amends prior accounting guidance regarding fair value disclosures including required disclosure of (i) significant amounts of transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers (ii) detailed gross information about activity related to assets or liabilities included in Level 3 of the fair value hierarchy for recurring fair value measurements, (iii) the policy for determining when transfers between the levels of the fair value hierarchy are recognized and (iv) the reasons for transfers of assets or liabilities in or out of Level 3 of the fair value hierarchy, with significant transfers disclosed separately. The Update further clarifies that (i) fair value disclosures should be provided for each class of assets and liabilities, where class would generally be a subset of assets or liabilities within a line item in the consolidated financial statements and (ii) disclosures about fair value inputs and techniques used for both recurring and nonrecurring fair value measurements included in Level 2 and 3 of the fair value hierarchy. The disclosures related to the detailed gross information about activity related to assets or liabilities included in Level 3 of the fair value hierarchy for recurring fair value measurements will be required for the Company beginning on January 1, 2011. The remaining disclosure requirements became effective for the Company on January 1, 2010. The adoption of the update to existing accounting standards did not have a significant impact on the Company's consolidated financial statements.

        In July 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-20, to ASC 310, "Receivables." The Update amends existing disclosure requirements regarding an entity's financing receivables. The main objective of the Update is intended to provide users of financial statements with greater transparency regarding an entity's allowance for credit losses and the quality of its financing receivables. The Update requires additional disclosures about (i) the credit risk inherent in the entity's portfolio of financing receivables, (ii) how the inherent risk in the portfolio is analyzed and assessed at arriving at the allowance for credit loss (iii) the changes and reasons for changes in the allowance for credit loss. Additionally, the Update clarifies that disclosures should be made on a disaggregated basis as defined in the Update—portfolio segment and class of financing receivable. Portfolio segment is defined as the level at which the entity develops an documents a systematic method for determining its allowance for credit loss and class of financing receivable is defined as a disaggregation of a portfolio segment. Existing disclosures are amended by the Update to include (i) a roll forward of the allowance for credit losses by portfolio segment with the ending balance disaggregated on the basis of impairment method, (ii) for each disaggregated balance, the related recorded investment in the financing receivable, (iii) the non-accrual status of financing receivable by class of financing receivable, (iv) impaired financing receivables by class. Additional disclosures required by the Update include (i) credit quality indicators by class of financing receivable, (ii) the aging of past due financing receivables by class of financing receivable, (iii) the nature and extent of troubled debt restructuring that occurred during the reporting period and their effect on the allowance for credit losses, (iv) the nature and extent of troubled debt restructurings within the previous 12 months that defaulted during the reporting period, by class of financing receivable and their impact on the allowance for credit loss, (v) significant purchases and sales of financing receivables during the reporting period disaggregated by portfolio segment. The Update was effective for the Company as of December 31, 2010, as it relates to disclosures required at the end of a reporting period. Disclosures that relate to activity during a reporting period will be required for fiscal years that begin on or after January 1, 2011. Please see Note 4—Allowance for Probable Loan Losses.

        In December 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-28, to ASC 350, "Intangibles—Goodwill and Other." The Update modifies Step 1 of the goodwill impairment test for reporting units that have zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The qualitative factors that should be evaluated in making the more likely than not determination are consistent with existing guidance in ASC 350. The Update will be effective for the Company for interim and fiscal years beginning after December 15, 2011. The adoption of the update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

Investment Securities	12 Months Ended
Dec. 31, 2010
Investment Securities
Investment Securities

(2) Investment Securities

        The amortized cost and estimated fair value by type of investment security at December 31, 2010 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
U.S. Treasury securities	$1,327	$—	$—	$1,327	$1,327
Residential mortgage-backed securities	4,876,573	77,741	(29,846)	4,924,468	4,924,468
Obligations of states and political subdivisions	150,122	636	(4,761)	145,997	145,997
Equity securities	13,825	864	(24)	14,665	14,665

Total investment securities	$5,041,847	$79,241	$(34,631)	$5,086,457	$5,086,457

(1)
Included in the carrying value of residential mortgage-backed securities are  $2,326,378 of mortgage-backed securities issued by Ginnie Mae,  $2,552,062 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and  $46,028 issued by non-government entities

        The amortized cost and estimated fair value of investment securities at December 31, 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$125	$125	$1,327	$1,327
Due after one year through five years	2,325	2,325	233	242
Due after five years through ten years	—	—	4,642	4,697
Due after ten years	—	—	145,247	141,058
Residential mortgage-backed securities	—	—	4,876,573	4,924,468
Equity securities	—	—	13,825	14,665

Total investment securities	$2,450	$2,450	$5,041,847	$5,086,457

        The amortized cost and estimated fair value by type of investment security at December 31, 2009 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
U.S. Treasury securities	$1,327	$—	$—	$1,327	$1,327
Residential mortgage-backed securities	4,393,731	113,138	(15,105)	4,491,764	4,491,764
Obligations of states and political subdivisions	132,968	4,102	(204)	136,866	136,866
Equity securities	13,825	343	(42)	14,126	14,126

Total investment securities	$4,541,851	$117,583	$(15,351)	$4,644,083	$4,644,083

(1)
Included in the carrying value of residential mortgage-backed securities are  $1,898,905 of mortgage-backed securities issued by Ginnie Mae,  $2,533,290 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and  $59,569 issued by non-government entities

Residential mortgage-backed securities are securities issued by the Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008.

        The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was  $2,524,130,000 and  $2,567,965,000, respectively, at December 31, 2010.

        Proceeds from the sale and call of securities available-for-sale were  $1,149,021,000,  $579,099,000 and  $8,376,000 during 2010, 2009 and 2008, respectively, which amounts included  $1,133,610,000,  $544,305,000 and  $0 of mortgage-backed securities. Gross gains of  $33,223,000,  $11,980,000 and  $6,427,000 and gross losses of  $14,000,  $24,000 and  $0 were realized on the sales in 2010, 2009 and 2008, respectively.

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2010 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,166,720	$(19,192)	$46,028	$(10,654)	$1,212,748	$(29,846)
Obligations of states and political subdivisions	97,701	(4,666)	355	(95)	98,056	(4,761)
Equity securities	4,988	(12)	63	(12)	5,051	(24)

	$1,269,409	$(23,870)	$46,446	$(10,761)	$1,315,855	$(34,631)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2009 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$16,581	$(37)	$59,879	$(15,068)	$76,460	$(15,105)
Obligations of states and political subdivisions	14,910	(201)	275	(3)	15,185	(204)
Equity securities	—	—	33	(42)	33	(42)

	$31,491	$(238)	$60,187	$(15,113)	$91,678	$(15,351)

        The unrealized losses on investments in residential mortgage-backed securities are primarily caused by changes in market interest rates. Residential mortgage-backed securities are primarily securities issued by the Freddie Mac, Fannie Mae and Ginnie Mae. The contractual cash obligations of the securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. The contractual cash obligations of the securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008. The decrease in fair value on residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae is due to market interest rates. The Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities; therefore, it is the conclusion of the Company that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other-than-temporarily impaired. In addition, the Company has a small investment in non-agency residential mortgage-backed securities that have strong credit backgrounds and include additional credit enhancements to protect the Company from losses arising from high foreclosure rates. These securities have additional market volatility beyond economically induced interest rate events. It is the conclusion of the Company that the investments in non-agency residential mortgage-backed securities are other-than-temporarily impaired due to both credit and other than credit issues. An impairment charge of  $8,416,000 ( $5,470,000, after tax), was recorded in 2010 on the non-agency residential mortgage backed securities. The impairment charge represents the credit related impairment on the securities.

        The unrealized losses on investments in other securities are caused by fluctuations in market interest rates. The underlying cash obligations of the securities are guaranteed by the entity underwriting the debt instrument. It is the belief of the Company that the entity issuing the debt will honor its interest payment schedule, as well as the full debt at maturity. The securities are purchased by the Company for their economic value. The decrease in fair value is primarily due to market interest rates and not other factors, and because the Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities, it is the conclusion of the Company that the investments are not considered other-than-temporarily impaired.

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2010 (in Thousands):

Balance at December 31, 2009	$—
Impairment charges recognized during period	8,416

Balance at December 31, 2010	$8,416

Loans	12 Months Ended
Dec. 31, 2010
Loans
Loans

(3) Loans

        A summary of net loans, by loan type at December 31, 2010 and 2009 is as follows:

	December 31,
	2010	2009
	(Dollars in thousands)
Commercial, financial and agricultural	$2,615,878	$2,703,379
Real estate—mortgage	948,982	954,010
Real estate—construction	1,473,471	1,583,057
Consumer	126,047	146,331
Foreign	245,625	280,485

Total loans	$5,410,003	$5,667,262

Allowance for Probable Loan Losses	12 Months Ended
Dec. 31, 2010
Allowance for Probable Loan Losses
Allowance for Probable Loan Losses

(4) Allowance for Probable Loan Losses

        The allowance for probable loan losses consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific loans, which are based on a review of the individual characteristics of each loan, including the customer's ability to repay the loan, the underlying collateral values, and the industry the customer operates in (ii) allowances based on actual historical loss experience for similar types of loans in the Company's loan portfolio and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things. All segments of the loan portfolio continue to be impacted by the prolonged economic downturn. Loans secured by real estate could be impacted negatively by the continued economic environment and resulting decrease in collateral values. Consumer loans may be impacted by continued and prolonged unemployment rates.

        The Company's management continually reviews the allowance for loan loss of the bank subsidiaries using the amounts determined from the allowances established on specific loans, allowance established on quantitative historical percentages, allowance based on qualitative data, and the loans charged off and recoveries to establish an appropriate amount to maintain in the Company's allowance for loan loss. If the basis of the Company's assumptions change, the allowance for loan loss would either decrease or increase and the Company would increase or decrease the provision for loan loss charged to operations accordingly. While the calculation of the allowance for probable loan losses utilizes management's best judgment and all information available, the adequacy of the allowance is dependent on a variety of factors beyond the Company's control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

        The specific loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the servicing loan officer to determine if a loan has any potential problem and if a loan should be placed on the Company's internal classified report. Additionally, the Company's credit department reviews the majority of the Company's loans regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, any analysis on loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

        A summary of the transactions in the allowance for probable loan losses for the years ended December 31, 2010, 2009 and 2008 is as follows:

	2010	2009	2008
	(Dollars in Thousands)
Balance at January 1,	$95,393	$73,461	$61,726

Losses charged to allowance	(35,240)	(38,539)	(9,134)
Recoveries credited to allowance	1,517	1,638	1,056

Net losses charged to allowance	(33,723)	(36,901)	(8,078)
Provision charged to operations	22,812	58,833	19,813

Balance at December 31,	$84,482	$95,393	$73,461

        The allowance for probable loan losses is a reserve established through a provision for probable loan losses charged to expense, which represents management's best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The Company's provision for probable loan losses decreased from December 31, 2010 to December 31, 2009 mainly due to the decrease in the required reserves for impaired loans analyzed on an individual basis. The impaired loans have been measured based on the fair value of collateral. The majority of these loans show a fair value greater than the carrying value. The Company's provision for probable loan losses increased for the years ended December 31, 2009 and 2008, prompted by the analysis of management regarding the weakness in the overall economy and the impact of that weakness on the Company's loan portfolio and the related allowance for probable loan losses. While the Texas and Oklahoma economies are performing better and appear to be recovering faster than other parts of the country, Texas and Oklahoma are not completely immune to the problems associated with the U.S. economy.

        The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance by loan class as of December 31, 2010:

	2010
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$23,426	$8,138	$807,098	$13,908
Commercial real estate: other construction & land development	77,207	592	1,396,264	26,103
Commercial real estate: farmland & commercial	21,844	3,441	1,666,719	12,899
Commercial real estate: multifamily	473	—	96,318	53
Residential: first lien	2,015	—	531,440	10,059
Residential: junior lien	199	—	415,328	2,611
Consumer	29	—	126,018	6,241
Foreign	7	—	245,618	437

Total	$125,200	$12,171	$5,284,803	$72,311

        Loans accounted for on a non-accrual basis at December 31, 2010, 2009 and 2008 amounted to  $108,030,000,  $68,338,000 and  $164,230,000, respectively. The effect of such non-accrual loans reduced interest income by  $3,750,000,  $4,011,000 and  $6,242,000 for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts received on non-accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2010, 2009 and 2008 amounted to  $19,848,000,  $12,089,000 and  $6,274,000, respectively.

        The table below provides additional information on loans accounted for on a non-accrual basis by loan class at December 31, 2010:

2010
(Dollars in Thousands)
Domestic
Commercial	$22,614
Commercial real estate: other construction & land development	77,207
Commercial real estate: farmland & commercial	5,486
Commercial real estate: multifamily	473
Residential: first lien	2,015
Residential: junior lien	199
Consumer	29
Foreign	7

Total non-accrual loans	$108,030

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2010:

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$23,062	$23,071	$8,138	$23,096	$42
Commercial real estate: other construction & land development	10,603	10,645	592	10,622	—
Commercial real estate: farmland & commercial	17,841	17,878	3,441	18,475	860

Total impaired loans with related allowance	$51,506	$51,594	$12,171	$52,193	$902

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$364	$980	$993	$30
Commercial real estate: other construction & land development	66,604	66,755	68,608	2
Commercial real estate: farmland & commercial	4,003	5,606	5,594	—
Commercial real estate: multifamily	473	473	500	—
Residential: first lien	2,015	2,143	2,297	—
Residential: junior lien	199	226	228	—
Consumer	29	46	49	—
Foreign	7	7	19	—

Total impaired loans with no related allowance	$73,694	$76,236	$78,288	$32

        The following table details key information regarding the Company's impaired loans for the years ended December 31, 2009 and 2008:

	2009	2008
	(Dollars in Thousands)
Balance of impaired loans where there is a related allowance for loan loss	$106,780	$137,153
Balance of impaired loans where there is no related allowance for loan loss	11,494	27,786

Total impaired loans	$118,274	$164,939

Allowance allocated to impaired loans	$30,555	$20,671

        The impaired loans included in the table above were primarily comprised of collateral dependent commercial loans, which have not been fully charged off. The average recorded investment in impaired loans was  $130,481,000,  $149,528,000, and  $93,654,000 for the years ended December 31, 2010, 2009 and 2008, respectively. Interest income recorded on impaired loans was  $934,000,  $547,000 and  $236,000 for the years ended December 31, 2010, 2009 and 2008. The increase in the balance of impaired loans over historical levels can be partially attributed to certain loans that filed for bankruptcy protection and a few loan relationships that deteriorated during 2009 and 2008. A portion of the impaired loans have adequate collateral and credit enhancements not requiring a related allowance for loan loss. The level of impaired loans is reflective of the economic weakness that has been created by the financial crisis and the subsequent economic downturn. Management is confident the Company's loss exposure regarding these credits will be significantly reduced due to the Company's long-standing practices that emphasize secured lending with strong collateral positions and guarantor support. Management is likewise confident the reserve for probable loan losses is adequate. The Company has no direct exposure to sub-prime loans in its loan portfolio, but the sub-prime crisis has affected the credit markets on a national level, and as a result, the Company has experienced an increasing amount of impaired loans; however, management's decision to place loans in this category does not necessarily mean that the Company will experience significant losses from these loans or significant increases in impaired loans from these levels.

        Management of the Company recognizes the risks associated with these impaired loans. However, management's decision to place loans in this category does not necessarily mean that losses will occur. In the current environment, troubled loan management can be protracted because of the legal and process problems that delay the collection of an otherwise collectable loan. Additionally, management believes that the collateral related to these impaired loans and/or the secondary support from guarantors mitigates the potential for losses from impaired loans. It is also important to note that even though the economic conditions in Texas and Oklahoma are weakened, we believe these markets are improving and better positioned to recover than many other areas of the country.

        The bank subsidiaries charge off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a "loss" by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower's financial condition and general economic conditions in the borrower's industry. Generally, unsecured consumer loans are charged-off when 90 days past due.

        The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2010
	30-59 Days	60-89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,734	$861	$23,239	$1,029	$27,834	$802,690	$830,524
Commercial real estate: other construction & land development	2,685	2,896	50,618	11,507	56,199	1,417,272	1,473,471
Commercial real estate: farmland & commercial	3,077	817	6,600	1,585	10,494	1,678,069	1,688,563
Commercial real estate: multifamily	73	185	473	—	731	96,060	96,791
Residential: first lien	4,884	3,436	5,136	3,472	13,456	519,999	533,455
Residential: junior lien	703	272	457	277	1,432	414,095	415,527
Consumer	1,518	587	1,505	1,477	3,610	122,437	126,047
Foreign	196	380	501	501	1,077	244,548	245,625

Total past due loans	$16,870	$9,434	$88,529	$19,848	$114,833	$5,295,170	$5,410,003

        The Company's internal classified report is segregated into the following categories: (i) "Special Review Credits," (ii) "Watch List—Pass Credits," or (iii) "Watch List—Substandard Credits." The loans placed in the "Special Review Credits" category reflect the Company's opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The "Special Review Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Pass Credits" category reflect the Company's opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant "extra attention." The "Watch List—Pass Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Substandard Credits" classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that some future loss could be sustained by the bank if such weaknesses are not corrected. For loans that are classified as impaired, management evaluates these credits under Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," now included as part of ASC 310-10, "Receivables," criteria and, if deemed necessary, a specific reserve is allocated to the credit. The specific reserve allocated under ASC 310-10, is based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's loans evaluated as impaired under ASC 310-10 are measured using the fair value of collateral method. In limited cases, the Company may use other methods to determine the specific reserve of a loan under SFAS ASC 310-10 if such loan is not collateral dependent.

        The allowance based on historical loss experience on the Company's remaining loan portfolio, which includes the "Special Review Credits," "Watch List—Pass Credits," and "Watch List—Substandard Credits" is determined by segregating the remaining loan portfolio into certain categories such as commercial loans, installment loans, international loans, loan concentrations and overdrafts. Installment loans are then further segregated by number of days past due. A historical loss percentage, adjusted for (i) management's evaluation of changes in lending policies and procedures, (ii) current economic conditions in the market area served by the Company, (iii) other risk factors, (iv) the effectiveness of the internal loan review function, (v) changes in loan portfolios, and (vi) the composition and concentration of credit volume is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

        A summary of the loan portfolio by credit quality indicator by loan class is as follows:

	December 31, 2010
	Pass	Special Review	Watch List—Pass	Watch List—Substandard	Watch List—Impaired
	(Dollars in Thousands)
Domestic
Commercial	$741,006	$14,015	$7,187	$44,890	$23,426
Commercial real estate: other construction & land development	1,100,430	117,058	53,770	125,006	77,207
Commercial real estate: farmland & commercial	1,521,243	42,353	29,936	73,187	21,844
Commercial real estate: multifamily	94,973	1,345	—	—	473
Residential: first lien	526,504	2,237	1,747	952	2,015
Residential: junior lien	415,021	—	—	307	199
Consumer	125,973	3	—	42	29
Foreign	234,979	10,108	—	531	7

Total	$4,760,129	$187,119	$92,640	$244,915	$125,200

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2010
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

        A summary of bank premises and equipment, by asset classification, at December 31, 2010 and 2009 were as follows:

	Estimated useful lives	2010	2009
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$388,847	$384,760
Furniture, equipment and vehicles	1 - 20 years	268,590	265,425
Land		123,988	124,012
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	664	715
Less: accumulated depreciation		(313,139)	(284,537)

Bank premises and equipment, net		$468,950	$490,375

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

        The majority of the Company's identified intangibles are in the form of amortizable core deposit premium, with the exception of  $1,217,000, which represents identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on the Company's identified intangible assets follows:

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2010:
Core deposit premium	$58,675	$42,583	$16,092
Identified intangible (contract rights)	1,568	351	1,217

Total identified intangibles	$60,243	$42,934	$17,309

December 31, 2009:
Core deposit premium	$58,675	$37,496	$21,179
Identified intangible (contract rights)	1,333	154	1,179

Total identified intangibles	$60,008	$37,650	$22,358

        Amortization expense of intangible assets for the years ended December 31, 2010, 2009 and 2008, was  $5,284,000,  $5,286,000 and  $5,195,000, respectively. Estimated amortization expense for each of the five succeeding fiscal years, and thereafter, is as follows:

Fiscal year ending:	Total
(in thousands)
2011	$5,292
2012	4,586
2013	4,567
2014	2,324
2015	387
Thereafter	153

Total	$17,309

        There were no changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009.

Deposits	12 Months Ended
Dec. 31, 2010
Deposits.
Deposits

(7) Deposits

        Deposits as of December 31, 2010 and 2009 and related interest expense for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$1,459,776	$1,352,745
Foreign	179,300	164,054

Total demand non-interest bearing	1,639,076	1,516,799

Savings and interest bearing demand
Domestic	2,058,311	1,835,430
Foreign	464,531	427,122

Total savings and interest bearing demand	2,522,842	2,262,552

Time, certificates of deposit
$100,000 or more
Domestic	1,054,649	984,171
Foreign	1,242,524	1,257,561
Less than $100,000
Domestic	741,399	759,902
Foreign	399,068	397,022

Total time, certificates of deposit	3,437,640	3,398,656

Total deposits	$7,599,558	$7,178,007

	2010	2009	2008
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$7,771	$9,267	$23,197
Foreign	1,612	1,565	3,454

Total savings and interest bearing demand	9,383	10,832	26,651

Time, certificates of deposit
$100,000 or more
Domestic	14,839	18,091	28,990
Foreign	17,084	23,315	41,383
Less than $100,000
Domestic	11,416	15,600	26,297
Foreign	3,628	5,249	9,809

Total time, certificates of deposit	46,967	62,255	106,479

Total interest expense on deposits	$56,350	$73,087	$133,130

        Scheduled maturities of time deposits as of December 31, 2010 were as follows:

Total
(in thousands)
2011	$3,087,213
2012	231,534
2013	67,950
2014	46,980
2015	3,456
Thereafter	507

Total	$3,437,640

        Scheduled maturities of time deposits in amounts of  $100,000 or more at December 31, 2010, were as follows:

Due within 3 months or less	$966,224
Due after 3 months and within 6 months	576,168
Due after 6 months and within 12 months	544,175
Due after 12 months	210,606

$2,297,173

Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2010
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

        The Company's bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed book entry securities and averaged  $1,479,734,000 and  $1,461,839,000 during 2010 and 2009, respectively, and the maximum amount outstanding at any month end during 2010 and 2009 was  $1,520,714,000 and  $1,500,223,000, respectively.

        Further information related to repurchase agreements at December 31, 2010 and 2009 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2010 term:
Overnight agreements	$432,252	$426,112	$311,333.60%
1 to 29 days	26,714	27,177	16,308	1.15
30 to 90 days	44,443	45,438	30,167	1.69
Over 90 days	1,243,634	1,279,248	1,075,462	3.71

Total	$1,747,043	$1,777,975	$1,433,270	2.97%

December 31, 2009 term:
Overnight agreements	$428,543	$440,262	$277,153	1.00%
1 to 29 days	36,576	37,773	14,420	1.78
30 to 90 days	61,197	62,918	39,814	1.89
Over 90 days	1,313,560	1,350,490	1,110,430	3.52

Total	$1,839,876	$1,891,443	$1,441,817	2.97%

        The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.

Other Borrowed Funds	12 Months Ended
Dec. 31, 2010
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

        Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long-term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage-backed investment securities and a portion of the Company's loan portfolio.

        Further information regarding the Company's other borrowed funds at December 31, 2010 and 2009 is set forth in the following table:

	December 31,
	2010	2009
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term Balance at year end	$1,020,000	$1,347,625
Rate on balance outstanding at year end	.18%	.14%
Average daily balance	$656,365	$1,662,457
Average rate	.19%	.57%
Maximum amount outstanding at any month end	$1,307,875	$2,620,761
Federal Home Loan Bank advances—long-term Balance at year end	$6,780	$—
Rate on balance outstanding at year end	3.51%	—
Average daily balance	$93	$—
Average rate	3.51%	—
Maximum amount outstanding at any month end	$6,780	$—

Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2010
Junior Subordinated Deferrable Interest Debentures
Junior Subordinated Deferrable Interest Debentures

(10) Junior Subordinated Deferrable Interest Debentures

        The Company has formed eight statutory business trusts under the laws of the State of Delaware, for the purpose of issuing trust preferred securities. The eight statutory business trusts formed by the Company (the "Trusts") have each issued Capital and Common Securities and invested the proceeds thereof in an equivalent amount of junior subordinated debentures (the "Debentures") issued by the Company. As of December 31, 2010 and 2009, the principal amount of debentures outstanding totaled  $201,117,000 and  $201,082,000, respectively. As a result of the participation in the TARP Capital Purchase Program, the Company may not, without the consent of the Treasury Department, redeem any of the Debentures until the earlier to occur of December 23, 2011, or the date on which the Company has redeemed all of the Series A Preferred Stock issued under the Capital Purchase Program or the date on which the Treasury has transferred all of the Series A Preferred Stock to third parties not affiliated with the Treasury.

        The Debentures are subordinated and junior in right of payment to all present and future senior indebtedness (as defined in the respective indentures) of the Company, and are pari passu with one another. The interest rate payable on, and the payment terms of the Debentures are the same as the distribution rate and payment terms of the respective issues of Capital and Common Securities issued by the Trusts. The Company has fully and unconditionally guaranteed the obligations of each of the Trusts with respect to the Capital and Common Securities. The Company has the right, unless an Event of Default (as defined in the Indentures) has occurred and is continuing, to defer payment of interest on the Debentures for up to ten consecutive semi-annual periods on Trust I and for up to twenty consecutive quarterly periods on Trusts VI, VII, VIII, IX, X, XI and XII. If interest payments on any of the Debentures are deferred, distributions on both the Capital and Common Securities related to that Debenture would also be deferred. The redemption prior to maturity of any of the Debentures may require the prior approval of the Federal Reserve and/or other regulatory bodies.

        For financial reporting purposes, the Trusts are treated as investments of the Company and not consolidated in the consolidated financial statements. Although the Capital Securities issued by each of the Trusts are not included as a component of shareholders' equity on the consolidated statement of condition, the Capital Securities are treated as capital for regulatory purposes. Specifically, under applicable regulatory guidelines, the Capital Securities issued by the Trusts qualify as Tier 1 capital up to a maximum of 25% of Tier 1 capital on an aggregate basis. Any amount that exceeds the 25% threshold would qualify as Tier 2 capital. At December 31, 2010 and 2009, the total  $201,117,000 and  $201,082,000 of the Capital Securities outstanding qualified as Tier 1 capital.

        In March 2005, the Federal Reserve Board issued a final rule that would continue to allow the inclusion of trust preferred securities in Tier 1 capital, but with stricter quantitative limits. Under the final rule, after a five-year transition period ending March 31, 2009, the aggregate amount of trust preferred securities and certain other capital elements would be limited to 25% of Tier 1 capital elements, net of goodwill, less any associated deferred tax liability. The amount of trust preferred securities and certain other elements in excess of the limit could be included in Supplementary Capital or Tier 2 capital, subject to restrictions. Tier 2 capital includes among other things, perpetual preferred stock, qualifying mandatory convertible debt securities, qualifying subordinated debt, and allowances for probable loan and lease losses, subject to limitations. Bank holding companies with significant international operations will be expected to limit trust preferred securities to 15% of Tier 1 capital elements, net of goodwill; however, they may include qualifying mandatory convertible preferred securities up to the 25% limit. On March 16, 2009, the Federal Reserve Board extended for two years the transition period. The Company believes that substantially all of the trust preferred securities issued by the Company will qualify as Tier 1 capital after the transition period ending on March 31, 2011. The Collins Amendment to the Dodd-Frank Act further restricts the use of trust preferred securities by excluding them from the regulatory capital of banking holding companies more broadly. However, for institutions with consolidated assets of less than  $15 billion on December 31, 2009, such as the Company, the Collins Amendment will not apply to securities issued before May 19, 2010 and all the Company's trust preferred securities were issued before such date. Pursuant to this grandfather provision, the Company will be able to continue to treat these securities as Tier 1 capital subject to existing Federal Reserve limitations through the life of the securities.

        The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2010:

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date
	(in thousands)
Trust I	$10,391	Fixed	10.18%	Fixed	June 2031	June 2011
Trust VI	$25,774	Quarterly	3.74%	LIBOR + 3.45	November 2032	May 2011
Trust VII	$10,310	Quarterly	3.54%	LIBOR + 3.25	April 2033	April 2011
Trust VIII	$25,774	Quarterly	3.34%	LIBOR + 3.05	October 2033	April 2011
Trust IX	$41,238	Fixed	7.10%	Fixed	October 2036	October 2011
Trust X	$34,021	Fixed	6.66%	Fixed	February 2037	February 2012
Trust XI	$32,990	Fixed	6.82%	Fixed	July 2037	July 2012
Trust XII	$20,619	Fixed	6.85%	Fixed	September 2037	September 2012

	$201,117

(1)
Trust IX, X, XI and XII accrue interest at a fixed rate for the first five years, then floating at LIBOR + 1.62%, 1.65%, 1.62% and 1.45% thereafter, respectively.

Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2010
Earnings per Share ("EPS")
Earnings per Share ("EPS")

(11) Earnings per Share ("EPS")

        Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2010, 2009, and 2008 is set forth in the following table:

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2010:
Basic EPS
Net income available to common shareholders	$116,897	67,921,353	$1.72
Potential dilutive common shares	—	83,088

Diluted EPS	$116,897	68,004,441	$1.72

December 31, 2009:
Basic EPS
Net income	$129,758	68,373,732	$1.90
Potential dilutive common shares	—	20,892

Diluted EPS	$129,758	68,394,624	$1.90

December 31, 2008:
Basic EPS
Net income	$132,112	68,576,654	$1.93
Potential dilutive common shares	—	137,736

Diluted EPS	$132,112	68,714,390	$1.92

Employees' Profit Sharing Plan	12 Months Ended
Dec. 31, 2010
Employees' Profit Sharing Plan
Employees' Profit Sharing Plan

(12) Employees' Profit Sharing Plan

        The Company has a deferred profit sharing plan for full-time employees with a minimum of one year of continuous employment. The Company's annual contribution to the plan is based on a percentage, as determined by the Board of Directors, of income before income taxes, as defined, for the year. Allocation of the contribution among officers and employees' accounts is based on length of service and amount of salary earned. Profit sharing costs of  $4,095,000,  $4,366,000 and  $4,683,000 were charged to income for the years ended December 31, 2010, 2009, and 2008, respectively.

International Operations	12 Months Ended
Dec. 31, 2010
International Operations
International Operations

(13) International Operations

        The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

        Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

        A summary of assets attributable to international operations at December 31, 2010 and 2009 are as follows:

	2010	2009
	(Dollars in Thousands)
Loans:
Commercial	$195,208	$230,464
Others	50,417	50,021

	245,625	280,485
Less allowance for probable loan losses	(437)	(393)

Net loans	$245,188	$280,092

Accrued interest receivable	$1,331	$1,373

        At December 31, 2010, the Company had  $120,201,000 in outstanding standby and commercial letters of credit to facilitate trade activities. The letters of credit are issued primarily in conjunction with credit facilities, which are available to various Mexican banks doing business with the Company.

        Revenues directly attributable to international operations were  $11,423,000,  $13,681,000 and  $17,084,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes

(14) Income Taxes

        The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2010	2009	2008
	(Dollars in Thousands)
Current
U.S.	$70,338	$77,653	$71,280
State	4,129	3,340	2,882
Foreign	22	30	51

Total current taxes	74,489	81,023	74,213
Deferred
U.S.	(3,394)	(8,513)	(6,030)
State	(138)	5,478	1,347

Total deferred taxes	(3,532)	(3,035)	(4,683)

Total income taxes	$70,957	$77,988	$69,530

        Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2010, 2009 and 2008 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2010	2009	2008
	(Dollars in Thousands)
Computed expected tax expense	$70,355	$77,293	$70,720
Change in taxes resulting from:
Tax-exempt interest income	(2,813)	(1,937)	(1,552)
State tax, net of federal income taxes and tax credit	2,594	5,722	2,834
Tax refunds	(2,143)	—	—
Litigation expense	5,375	—	—
Other investment income	(3,172)	(3,526)	(3,321)
Other	761	436	849

Actual tax expense	$70,957	$77,988	$69,530

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2010 and 2009 are reflected below:

	2010	2009
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$34,086	$35,979
Other real estate owned	323	76
Impairment charges on available-for-sale securities	2,946	—
Accrued expenses	304	170
Other	6,065	4,826

Total deferred tax assets	43,724	41,051

Deferred tax liabilities:
Lease financing receivable	—	(59)
Bank premises and equipment, principally due to differences on depreciation	(24,272)	(24,786)
Net unrealized gains on available for sale investment securities	(15,833)	(36,355)
Identified intangible assets and goodwill	(18,383)	(17,819)
Other	(7,750)	(8,600)

Total deferred tax liabilities	(66,238)	(87,619)

Net deferred tax liability	$(22,514)	$(46,568)

        The net deferred tax liability of  $22,514,000 at December 31, 2010 and  $46,568,000 at December 31, 2009 is included in other liabilities in the consolidated statements of condition.

        State net operating loss carryforwards were fully utilized in 2009. They originally expired beginning in June 2013 and ending in December 2024.

Stock Options	12 Months Ended
Dec. 31, 2010
Stock Options
Stock Options

(15) Stock Options

        On April 1, 2005, the Board of Directors adopted the 2005 International Bancshares Corporation Stock Option Plan (the "2005 Plan"). Effective May 19, 2008, the 2005 Plan was amended to increase the number of shares available for stock option grants under the 2005 Plan by 300,000 shares. The 2005 Plan replaced the 1996 International Bancshares Corporation Key Contributor Stock Option Plan (the "1996 Plan"). Under the 2005 Plan, both qualified incentive stock options ("ISOs") and non-qualified stock options ("NQSOs") may be granted. Options granted may be exercisable for a period of up to 10 years from the date of grant, excluding ISOs granted to 10% shareholders, which may be exercisable for a period of up to only five years. As of December 31, 2010, 193,197 shares were available for future grants under the 2005 Plan.

        The fair value of each option award granted under the plan is estimated on the date of grant using a Black-Scholes-Merton option valuation model that uses the assumptions noted in the following table. Expected volatility is based on the historical volatility of the price of the Company's stock. The Company uses historical data to estimate the expected dividend yield and employee termination rates within the valuation model. The expected term of options is derived from historical exercise behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. No options were granted for the year ended December 31, 2010.

	2009	2008
Expected Life (Years)	6.13	6.13
Dividend yield	2.99%	2.75%
Interest rate	2.12%	1.44%
Volatility	41.81%	31.08%

        A summary of option activity under the stock option plans for the twelve months ended December 31, 2010 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ( $)
Options outstanding at December 31, 2009	823,592	$20.54
Plus: Options granted	—	—
Less:
Options exercised	174	10.40
Options expired	—	—
Options forfeited	58,436	19.09

Options outstanding at December 31, 2010	764,982	$20.65	3.81	$2,154,000

Options fully vested and exercisable at December 31, 2010	387,438	$24.19	2.43	$143,000

        Stock-based compensation expense included in the consolidated statements of income for the twelve months ended December 31, 2010, 2009 and 2008 was approximately  $534,000,  $655,000 and  $692,000, respectively. As of December 31, 2010, there was approximately  $655,000 of total unrecognized stock-based compensation cost related to non-vested options granted under the Company plans that will be recognized over a weighted average period of 1.4 years.

        A summary of the status of the Company's non-vested options as of December 31, 2010, and changes during the twelve months ended December 31, 2010, is presented below:

Non-vested Options	Options	Weighted average grant-date fair value ( $)
Non-vested options at December 31, 2009	519,177	$4.80
Granted	—	—
Vested	91,358	6.03
Forfeited	50,275	4.93

Non-vested options at December 31, 2010	377,544	$4.48

        Other information pertaining to option activity during the twelve month period ending December 31, 2010, 2009 and 2008 is as follows:

	Twelve Months Ended December 31,
	2010	2009	2008
Weighted average grant date fair value of stock options granted	$—	$3.31	$4.90
Total fair value of stock options vested	$551,000	$522,000	$624,000
Total intrinsic value of stock options exercised	$2,000	$581,000	$591,000

Long Term Restricted Stock Units	12 Months Ended
Dec. 31, 2010
Long Term Restricted Stock Units
Long Term Restricted Stock Units

(16) Long Term Restricted Stock Units

        As a participant in the Troubled Asset Relief Program Capital Purchase Program (the "CPP"), the Company must comply with the Interim Final Rule on TARP Standards for Compensation and Corporate Governance issued in June 2009 by the Treasury, which implements the provisions of Section 111 of the Emergency Economic Stabilization Act of 2008, as amended by the American Recovery and Reinvestment Act of 2009. Pursuant to these provisions, the Company is subject to certain compensation restrictions, which include a prohibition on the payment or accrual of any bonuses (including equity-based incentive compensation) to certain officers and employees except for awards of CPP-compliant long-term restricted stock and stock units.

        On December 18, 2009, the Company's board of directors (the "Board") adopted the 2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan (the "Plan") to give the Company additional flexibility in the compensation of its officers, employees, consultants and advisors in compliance with all applicable laws and restrictions.

        The Plan authorizes the Company to issue Restricted Stock Units ("RSUs") to officers, employees, consultants and advisors of the Company and its subsidiaries. The Plan provides that RSUs shall be issued by a committee of the Board appointed by the Board from time to time consisting of at least two (2) members of the Board, each of whom is both a non-employee director and an outside director. On December 18, 2009, the Board adopted resolutions creating the Long-Term Restricted Stock Unit Plan Committee to administer the Plan. RSUs issued under the Plan are not equity and are payable only in cash. The Plan provides for both the issuance of CPP-compliant long-term RSUs as well as RSUs that are not CPP-compliant.

        Dennis E. Nixon, the Company's President, Chairman of the Board and a director of the Company, received an award of CPP-compliant RSUs, granted as of December 15, 2010, in the amount of  $400,000 for his performance in 2010. Mr. Nixon was also awarded CPP-compliant RSU's granted as of December 18, 2009, in the amount of  $250,000 for his performance during 2009. In order to meet the requirements of a CPP-compliant RSU, Mr. Nixon's RSUs do not exceed one-third of his total annual compensation.

Commitments, Contingent Liabilities and Other Tax Matters	12 Months Ended
Dec. 31, 2010
Commitments, Contingent Liabilities and Other Tax Matters
Commitments, Contingent Liabilities and Other Tax Matters

(17) Commitments, Contingent Liabilities and Other Tax Matters

        The Company leases portions of its banking premises and equipment under operating leases. Total rental expense for the years ended December 31, 2010, 2009 and 2008 were  $12,800,000,  $12,600,000 and  $11,700,000, respectively. Future minimum lease payments due under non-cancellable operating leases at December 31, 2010 were as follows:

Fiscal year ending:	Total
(in thousands)
2011	$9,472
2012	6,280
2013	4,306
2014	2,759
2015	1,629
Thereafter	3,881

Total	$28,327

        It is expected that certain leases will be renewed, as these leases expire. Aggregate future minimum rentals to be received under non-cancellable sub-leases greater than one year at December 31, 2010 were  $9,500,000.

        Cash of approximately  $67,745,000 and  $60,154,000 at December 31, 2010 and 2009, respectively, was maintained to satisfy regulatory reserve requirements.

        The Company is involved in various legal proceedings that are in various stages of litigation. Some of these actions allege "lender liability" claims on a variety of theories and claim substantial actual and punitive damages. The Company has determined, based on discussions with its counsel that any material loss in such actions, individually or in the aggregate, is remote or the damages sought, even if fully recovered, would not be considered material to the consolidated financial position or results of operations of the Company. However, many of these matters are in various stages of proceedings and further developments could cause management to revise its assessment of these matters.

        The Company is involved in a dispute related to certain tax matters that were inherited by the Company in its 2004 acquisition of LFIN. The dispute involves claims by the former controlling shareholders of LFIN related to approximately  $14 million of tax refunds received by the Company based on deductions taken in 2003 by LFIN in connection with losses on loans acquired from a failed thrift and a dispute LFIN had with the FDIC regarding the tax benefits related to the failed thrift acquisition which originated in 1988. On March 5, 2010, judgment was entered on a jury verdict rendered against the Company in the U.S. District Court for the Western District of Oklahoma (the "Court"). Other than the tax refunds that are in dispute, the Company does not have any other disputes regarding tax refunds received by the Company in connection with the LFIN acquisition. An amended judgment was entered in the case on November 19, 2010, in the amount of approximately  $24.25 million and it is, final and appealable. During December 2010, the Company deposited  $24.4 million with the Court in lieu of a supersedeas bond and the Company is currently appealing the judgment.

        During the third quarter of 2010, the Internal Revenue Service refunded approximately  $1.8 million in tax and  $1.5 million in interest on the tax in connection with an adjustment in basis on prior lease-financing transactions where the Company's lead bank subsidiary had received a Notice of Final Partnership Administrative Adjustments ("FPAA"). The interest received on the tax refund was recognized in other interest income and the related tax was included as a credit to provision for income tax expense on the consolidated statement of income.

        In October 2010, the Company was named as a defendant in two purported class-action lawsuits, including one filed in the United States District Court for the Southern District of Texas and one filed in the United States District Court for the Southern District of Florida where similar lawsuits against a number of other banks are currently pending in a multi-district proceeding known as "In re Checking Account Overdraft Litigation." The lawsuits challenge the manner in which IBC assesses and collects overdraft fees on ATM and debit transactions and IBC's policies related to posting order. The Texas lawsuit was dismissed without prejudice on January 12, 2011, when the parties stipulated to arbitrate the matter. The Florida case is in early stages, with no responsive pleadings or motions having been filed. No class has been certified in the case. At this state of the lawsuits, the Company cannot determine the probability of a material adverse result or reasonably estimate a range of potential exposures, if any. The Company intends to defend the action vigorously.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2010
Transactions with Related Parties
Transactions with Related Parties

(18) Transactions with Related Parties

        In the ordinary course of business, the subsidiaries of the Company make loans to directors and executive officers of the Corporation, including their affiliates, families and companies in which they are principal owners. In the opinion of management, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than normal risk of collectability or present other unfavorable features. The aggregate amounts receivable from such related parties amounted to approximately  $53,052,000 and  $67,681,000 at December 31, 2010 and 2009, respectively.

Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2010
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk

(19) Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk

        In the normal course of business, the bank subsidiaries are party to financial instruments with off-statement of condition risk to meet the financing needs of their customers. These financial instruments include commitments to their customers. These financial instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated statement of condition. The contract amounts of these instruments reflect the extent of involvement the bank subsidiaries have in particular classes of financial instruments. At December 31, 2010, the following financial amounts of instruments, whose contract amounts represent credit risks, were outstanding:

Commitments to extend credit	$1,125,468,000
Credit card lines	64,252,000
Standby letters of credit	111,295,000
Commercial letters of credit	8,906,000

        The Company enters into a standby letter of credit to guarantee performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved is represented by the contractual amounts of those instruments. Under the standby letters of credit, the Company is required to make payments to the beneficiary of the letters of credit upon request by the beneficiary so long as all performance criteria have been met. At December 31, 2010, the maximum potential amount of future payments is  $111,295,000. At December 31, 2010, the fair value of these guarantees is not significant. Unsecured letters of credit totaled  $29,160,000 and  $29,384,000 at December 31, 2010 and 2009, respectively.

        The Company enters into commercial letters of credit on behalf of its customers which authorize a third party to draw drafts on the Company up to a stipulated amount and with specific terms and conditions. A commercial letter of credit is a conditional commitment on the part of the Company to provide payment on drafts drawn in accordance with the terms of the commercial letter of credit.

        The bank subsidiaries' exposure to credit loss in the event of nonperformance by the other party to the above financial instruments is represented by the contractual amounts of the instruments. The bank subsidiaries use the same credit policies in making commitments and conditional obligations as they do for on-statement of condition instruments. The bank subsidiaries control the credit risk of these transactions through credit approvals, limits and monitoring procedures. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates normally less than one year or other termination clauses and may require the payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The bank subsidiaries evaluate each customer's credit-worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the subsidiary banks upon extension of credit, is based on management's credit evaluation of the customer. Collateral held varies, but may include residential and commercial real estate, bank certificates of deposit, accounts receivable and inventory.

        The bank subsidiaries make commercial, real estate and consumer loans to customers principally located in South, Central and Southeast Texas and the State of Oklahoma. Although the loan portfolio is diversified, a substantial portion of its debtors' ability to honor their contracts is dependent upon the economic conditions in these areas, especially in the real estate and commercial business sectors.

Capital Requirements	12 Months Ended
Dec. 31, 2010
Capital Requirements
Capital Requirements

(20) Capital Requirements

        On December 23, 3008, as part of the Troubled Asset Relief Program Capital Purchase Program (the "TARP Capital Purchase Program") of the United States Department of the Treasury ("Treasury"), the Company entered into a Letter Agreement incorporating an attached Securities Purchase Agreement—Standard Terms (collectively, the "Securities Purchase Agreement") with the Treasury. The closing of the transactions contemplated in the Securities Purchase Agreement occurred on December 23, 2008.

        Under the Securities Purchase Agreement, the Company agreed to sell 216,000 shares of the Company's fixed-rate cumulative perpetual preferred stock, Series A, par value  $.01 per share (the "Senior Preferred Stock"), having a liquidation preference of  $1,000 per share, for a total price of  $216,000,000. The Senior Preferred Stock will pay dividends at the rate of 5% per year for the first five years and 9% per year thereafter. The Senior Preferred Stock has no maturity date and ranks senior to the Company's common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company. The Senior Preferred Stock generally is non-voting except for class voting rights on matters that would adversely affect the rights of the holders of the Senior Preferred Stock. The Senior Preferred Stock qualifies for inclusion in Tier 1 capital for regulatory capital purposes and the issuance of the Senior Preferred Stock increased the capital ratios of the Company.

        In conjunction with the purchase of the Senior Preferred Stock, the Treasury received a warrant (the "Warrant") to purchase 1,326,238 shares of the Company's common stock (the "Warrant Shares") at  $24.43 per share, which would represent an aggregate common stock investment in the Company on exercise of the warrant in full equal to 15% of the Senior Preferred Stock investment. The term of the Warrant is ten years. The per share exercise price and the number of shares issuable upon exercise of the Warrant is subject to adjustment pursuant to customary anti-dilutive provisions in certain events, such as stock splits, certain distributions of securities or other assets to holders of the Company's common stock, and upon certain issuances of the Company's common stock at or below specified prices relative to the initial per share exercise price of the Warrant. The Warrant is immediately exercisable. Both the Senior Preferred Stock and Warrant will be accounted for as components of Tier 1 capital.

        Bank regulatory agencies limit the amount of dividends, which the bank subsidiaries can pay the Corporation, through IBC Subsidiary Corporation, without obtaining prior approval from such agencies. At December 31, 2010, the subsidiary banks could pay dividends of up to  $465,000,000 to the Company without prior regulatory approval and without adversely affecting their "well capitalized" status. In addition to legal requirements, regulatory authorities also consider the adequacy of the bank subsidiaries' total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. The Company historically has not allowed any subsidiary bank to pay dividends in such a manner as to impair its capital adequacy.

        The Company and the bank subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

        Additionally, as a result of the Company's participation in the TARP Capital Purchase Program, the Company is restricted in the payment of dividends and may not, without Treasury Department's consent, declare or pay any dividend on the Company Common Stock other than a regular semi-annual dividend of not more than  $.33 per share, as adjusted for any stock dividend or stock split. The restriction ceases to exist only on the earlier to occur of December 23, 2011 or the date on which the Company has redeemed all of the Series A Preferred Stock issued as part of the Capital Purchase Program or the date on which the Treasury has transferred all of the Preferred Stock to third parties not affiliated with the Treasury. Also, all accrued and unpaid dividends on the Senior Preferred Stock would have to be fully paid before the Company paid any dividends on its Common Stock. On April 7, 2009, the Company gained consent from the Treasury Department (the "Treasury Consent") to use the regular semi-annual cash dividend funds of not more than  $.33 per share, as adjusted for any stock dividend or stock split, to pay quarterly dividends and to repurchase common stock. Any cash dividends combined with amounts spent in conjunction with the Company's stock repurchase program will be limited by the restrictions set forth in the Treasury Consent.

        A company that participates in the TARP Capital Purchase Program must adopt certain standards for executive compensation under the Emergency Economic Stabilization Act of 2008 (EESA) and the American Recovery and Reinvestment Act of 2009 (the "ARRA") which was signed into law on February 17, 2009. While the U.S. Treasury must promulgate regulations to implement the executive compensation restrictions and standards set forth in the ARRA, the new law significantly expands the executive compensation restrictions previously imposed by the EESA. Such restrictions apply to any entity that has received or will receive funds under the TARP Capital Purchase Program, and shall generally continue to apply for as long as any obligation arising from securities issued under TARP, including preferred stock issued under the Capital Purchase Program, remain outstanding. These ARRA restrictions shall not apply to any TARP Capital Purchase Program recipient during such time when the federal government (i) only holds any warrants to purchase common stock of such recipient or (ii) holds no preferred stock or warrants to purchase common stock of such recipient. As a result of the Company's participation in the TARP Capital Purchase Program, the restrictions and standards set forth in the ARRA shall be applicable to the Company, subject to regulations promulgated by the U.S. Treasury.

        Pursuant to the provisions of the ARRA, the Company may be permitted to repay the  $216 million it received under the TARP Capital Purchase Program, without regard to certain repayment restrictions in the Securities Purchase Agreement, which restricted the Company's ability to redeem the Senior Preferred Stock during the first three years following the date of investment. The redemption of the Senior Preferred Stock is subject to the consent of the Federal Reserve Bank of Dallas, which is the Company's primary Federal banking regulator. To date, the Company has not redeemed any of the Senior Preferred Stock.

        Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2010, that the Company and each of the bank subsidiaries met all capital adequacy requirements to which it is subject.

        As of December 31, 2010, the most recent notification from the Federal Deposit Insurance Corporation categorized all the bank subsidiaries as well capitalized under the regulatory framework for prompt corrective action. To be categorized as "well capitalized" the Company and the bank subsidiaries must maintain minimum Total risk-based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the categorization of the Company or any of the bank subsidiaries as well capitalized.

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2010 are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,413,299	20.72%	$545,668	8.00%	N/A	N/A
International Bank of Commerce, Laredo	957,234	16.39	467,249	8.00	$584,061	10.00%
International Bank of Commerce, Brownsville	112,888	25.60	35,283	8.00	44,103	10.00
International Bank of Commerce, Zapata	54,072	30.96	13,971	8.00	17,463	10.00
Commerce Bank	62,129	31.67	15,692	8.00	19,615	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,327,889	19.47%	$272,834	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	15.23	233,624	4.00	$350,437	6.00%
International Bank of Commerce, Brownsville	107,340	24.34	17,641	4.00	26,462	6.00
International Bank of Commerce, Zapata	51,869	29.70	6,985	4.00	10,478	6.00
Commerce Bank	59,752	30.46	7,846	4.00	11,769	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,327,889	11.58%	$458,500	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	9.29	382,886	4.00	$478,608	5.00%
International Bank of Commerce, Brownsville	107,340	12.78	33,586	4.00	41,983	5.00
International Bank of Commerce, Zapata	51,869	10.90	19,035	4.00	23,793	5.00
Commerce Bank	59,752	11.33	21,095	4.00	26,369	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2009 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2009:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,321,656	18.99%	$556,763	8.00%	N/A	N/A
International Bank of Commerce, Laredo	881,679	14.80	476,708	8.00	$595,885	10.00%
International Bank of Commerce, Brownsville	104,964	22.70	36,984	8.00	46,230	10.00
International Bank of Commerce, Zapata	50,648	29.00	13,973	8.00	17,466	10.00
Commerce Bank	61,157	30.12	16,244	8.00	20,305	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,234,929	17.74%	$278,381	4.00%	N/A	N/A
International Bank of Commerce, Laredo	810,417	13.60	238,354	4.00	$357,531	6.00%
International Bank of Commerce, Brownsville	99,179	21.45	18,492	4.00	27,738	6.00
International Bank of Commerce, Zapata	49,120	28.12	6,987	4.00	10,480	6.00
Commerce Bank	58,703	28.91	8,122	4.00	12,183	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,234,929	10.95%	$451,133	4.00%	N/A	N/A
International Bank of Commerce, Laredo	810,417	8.59	377,496	4.00	$471,870	5.00%
International Bank of Commerce, Brownsville	99,179	12.32	32,189	4.00	40,237	5.00
International Bank of Commerce, Zapata	49,120	11.13	17,651	4.00	22,063	5.00
Commerce Bank	58,703	13.17	17,835	4.00	22,293	5.00

Fair Value	12 Months Ended
Dec. 31, 2010
Fair Value
Fair Value

(21) Fair Value

        Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements" for financial assets and liabilities. Additionally, in accordance with Financial Accounting Standards Board Staff Position No. 157-2, ("FSP No 157-2"), "Effective date of FASB Statement No. 157," the Company delayed application of SFAS No. 157 for non-financial assets and non-financial liabilities until January 1, 2009, except for those that are recognized or disclosed at fair value on a recurring basis. SFAS No. 157 and FSP No. 157-2 are now included in the Accounting Standards Codification ("ASC") in Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; it also establishes a fair value hierarchy that prioritizes the inputs used in valuation methodologies into the following three levels:

  •
  Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities.
  •
  Level 2 Inputs—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3 Inputs—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or other valuation techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

        A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below.

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2010 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
U.S. Treasury securities
Available-for-sale	$1,327	$—	$1,327	$—
Residential mortgage-backed securities
Available-for-sale	4,924,468	—	4,878,440	46,028
States and political subdivisions
Available-for-sale	145,997	—	145,997	—
Other
Available-for-sale	14,665	14,665	—	—
Measured on a non-recurring basis:
Assets:
Impaired Loans	39,335	—	—	39,335
Non-financial assets:
Other real estate owned	52,319	—	—	52,319

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2009 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
U.S. Treasury securities
Available-for-sale	$1,327	$—	$1,327	$—
Residential mortgage-backed securities
Available-for-sale	4,491,764	—	4,432,195	59,569
States and political subdivisions
Available-for-sale	136,866	—	136,866	—
Other
Available-for-sale	14,126	14,126	—	—
Measured on a non-recurring basis:
Assets:
Impaired Loans	76,225	—	—	76,225
Non-Financial Assets
Other real estate owned	15,255	—	—	15,255

        Investment securities available-for-sale are classified within level 2 and level 3 of the valuation hierarchy, with the exception of certain equity investments that are classified within level 1. For investments classified as level 2 in the fair value hierarchy, the Company obtains fair value measurements for investment securities from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. Investment securities classified as level 3 are non-agency mortgage-backed securities. The non-agency mortgage-backed securities held by the Company are traded in in-active markets and markets that have experienced significant decreases in volume and level of activity, as exhibited by few recent transactions, a significant decline or absence of new issuances, price quotations that are not based on comparable securities transactions and wide bid-ask spreads among other factors. As a result of the inability to use quoted market prices to determine fair value for these securities, the Company determined that fair value, as determined by level 3 inputs in the fair value hierarchy, is more appropriate for financial reporting and more consistent with the expected performance of the investments. For the investments classified within level 3 of the fair value hierarchy, the Company used a discounted cash flow model to determine fair value. Inputs in the model included both historical performance and expected future performance based on information currently available. Assumptions used in the discounted cash flow model included estimates on future principal prepayment rates, default and loss severity rates. The Company estimates that future principal prepayment rates will range from 4-5% and used a 13% discount rate. Default rates used in the model were 10-11% for the first year and 7% thereafter, and loss severity rates started at 60% for the first year and are declined by 10% for the following three years, and remains at 20% thereafter.

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2009	$59,569
Principal paydowns, net of discount amortization	(9,538)
Total unrealized gains (losses) included in:
Other comprehensive income	4,413
Net income	(8,416)

Balance at December 31, 2010	$46,028

        Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis. The instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

        As of December 31, 2010, the Company's financial instruments measured at fair value on a non-recurring basis are limited to impaired loans. Impaired loans are classified within level 3 of the valuation hierarchy. The fair value of impaired loans is derived in accordance with FASB ASC 310, "Receivables". The fair value of impaired loans is based on the fair value of the collateral, as determined through an external appraisal process, discounted based on internal criteria. Impaired loans are primarily comprised of collateral-dependent commercial loans. Non-financial assets measured at fair value on a non-recurring basis are limited to other real estate owned. Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. The fair value is reviewed periodically and subsequent write downs are made accordingly. Other real estate owned is included in other assets on the consolidated financial statements.

        The fair value estimates, methods, and assumptions for the Company's financial instruments at December 31, 2010 and December 31, 2009 are outlined below.

Cash and Due From Banks and Federal Funds Sold

        For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities held-to-maturity

        The carrying amounts of investments held-to-maturity approximate fair value.

Investment Securities

        For investment securities, which include U. S. Treasury securities, obligations of other U. S. government agencies, obligations of states and political subdivisions and mortgage pass through and related securities, fair values are based on quoted market prices or dealer quotes. Fair values are based on the value of one unit without regard to any premium or discount that may result from concentrations of ownership of a financial instrument, probable tax ramifications, or estimated transaction costs. See disclosures of fair value of investment securities in Note 2.

Loans

        Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate and consumer loans as outlined by regulatory reporting guidelines. Each category is segmented into fixed and variable interest rate terms and by performing and non-performing categories.

        For variable rate performing loans, the carrying amount approximates the fair value. For fixed rate performing loans, except residential mortgage loans, the fair value is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources or the primary origination market. At December 31, 2010, and December 31, 2009, the carrying amount of fixed rate performing loans was  $1,337,827,000 and  $1,303,049,000 respectively, and the estimated fair value was  $1,226,413,000 and  $1,200,343,000, respectively.

Accrued Interest

        The carrying amounts of accrued interest approximate fair value.

Deposits

        The fair value of deposits with no stated maturity, such as non-interest bearing demand deposit accounts, savings accounts and interest bearing demand deposit accounts, was equal to the amount payable on demand as of December 31, 2010 and December 31, 2009. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is based on currently offered rates. At December 31, 2010 and December 31, 2009, the carrying amount of time deposits was  $3,437,640,000 and  $3,398,656,000, respectively, and the estimated fair value was  $3,449,980,000 and  $3,412,538,000, respectively.

Securities Sold Under Repurchase Agreements and Other Borrowed Funds

        Securities sold under repurchase agreements include both short and long-term maturities. Due to the contractual terms of the short-term instruments, the carrying amounts approximated fair value at December 31, 2010 and December 31, 2009. The fair value of the long-term instruments is based on established market spreads. At December 31, 2010 and December 31, 2009, the carrying amount of long-term repurchase agreements was  $1,000,000,000 and the estimated fair value was  $1,123,774,000 and  $1,099,064,000, respectively. Other borrowed funds are short and long-term Federal Home Loan Bank borrowings. Due to the contractual terms of these financial instruments, the carrying amounts approximated fair value at December 31, 2010 and December 31, 2009.

Junior Subordinated Deferrable Interest Debentures

        The Company currently has fixed and floating junior subordinated deferrable interest debentures outstanding. Due to the contractual terms of the floating rate junior subordinated deferrable interest debentures, the carrying amounts approximated fair value at December 31, 2010 and December 31, 2009. The fair value of the fixed junior subordinated deferrable interest debentures is based on established market spreads to the debentures. At December 31, 2010 and December 31, 2009, the carrying amount of fixed junior subordinated deferrable interest debentures was  $139,259,000 and  $139,224,000, respectively, and the estimated fair value was  $74,103,000 and  $65,762,000, respectively.

Commitments to Extend Credit and Letters of Credit

        Commitments to extend credit and fund letters of credit are principally at current interest rates and therefore the carrying amount approximates fair value.

  Limitations

        Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

        Fair value estimates are based on existing on-and off-statement of condition financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include the bank premises and equipment and core deposit value. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the above estimates.

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2010
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition
(Parent Company Only)

December 31, 2010 and 2009
(Dollars in Thousands)

	2010	2009
ASSETS
Cash	$24,414	$16,712
Other investments	65,485	61,270
Notes receivable	250	100
Investment in subsidiaries	1,577,038	1,532,961
Other assets	3,874	3,260

Total assets	$1,671,061	$1,614,303

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$201,117	$201,082
Due to IBC Trading	21	21
Other liabilities	10,706	5,730

Total liabilities	211,844	206,833

Shareholders' equity:
Preferred shares	208,068	205,742
Common shares	95,711	95,711
Surplus	162,276	161,258
Retained earnings	1,214,743	1,122,290
Accumulated other comprehensive income	28,777	65,878

	1,709,575	1,650,879
Less cost of shares in treasury	(250,358)	(243,409)

Total shareholders' equity	1,459,217	1,407,470

Total liabilities and shareholders' equity	$1,671,061	$1,614,303

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2010
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income
(Parent Company Only)

Years ended December 31, 2010, 2009 and 2008
(Dollars in Thousands)

	2010	2009	2008
Income:
Dividends from subsidiaries	$51,720	$45,122	$53,460
Interest income on notes receivable	5	6	80
Interest income on other investments	10,090	8,191	5,313
Other interest income	546	914	486
Other	(742)	7,225	65

Total income	61,619	61,458	59,404
Expenses:
Interest expense (Debentures)	12,201	12,535	14,137
Other interest expense	—	—	88
Other	3,408	1,751	1,793

Total expenses	15,609	14,286	16,018

Income before federal income taxes and equity in undistributed net income of subsidiaries	46,010	47,172	43,386
Income tax benefit	(2,090)	743	(3,593)

Income before equity in undistributed net income of subsidiaries	48,100	46,429	46,979
Equity in undistributed net income of subsidiaries	81,923	96,313	85,133

Net income	130,023	142,742	132,112

Preferred stock dividends and discount accretion	13,126	12,984	—

Net income available to common shareholders	$116,897	$129,758	$132,112

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2010
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows
(Parent Company Only)

Years ended December 31, 2010, 2009 and 2008
(Dollars in Thousands)

	2010	2009	2008
Operating activities:
Net income	$130,023	$142,742	$132,112
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	35	35	119
Investment securities transactions, net	1,135	(6,586)	—
Accretion of investment securities discounts	(232)	(325)	—
Stock compensation expense	534	655	692
Increase in other liabilities	4,976	(309)	1,443
Equity in undistributed net income of subsidiaries	(81,923)	(96,414)	(85,133)

Net cash provided by operating activities	54,548	39,798	49,233

Investing activities:
Contributions to subsidiaries	—	(138,103)	(57,114)
Proceeds of repurchase agreement with banks	—	—	1,000
Principal collected on mortgage-backed securities	3,324	2,791	—
Net (increase) decrease in notes receivable	(150)	250	1,491
Increase in other assets	(8,311)	(9,215)	(5,000)

Net cash used in investing activities	(5,137)	(144,277)	(59,623)

Financing activities:
Proceeds from issuance of preferred stock	—	—	216,000
Proceeds from stock transactions	484	2,705	894
Payments of cash dividends—common	(24,444)	(23,262)	(45,253)
Payments of cash dividends—preferred	(10,800)	(9,660)	—
Purchase of treasury stock	(6,949)	(9,346)	(1,077)

Net cash (used in) provided by financing activities	(41,709)	(39,563)	170,564

Increase (decrease) in cash	7,702	(144,042)	160,174
Cash at beginning of year	16,712	160,754	580

Cash at end of year	$24,414	$16,712	$160,754

INTERNATIONAL BANCSHARES CORPORATION AND SUBSIDIARIES
Condensed Quarterly Income Statements
(Dollars in Thousands, Except Per Share Amounts)
(Unaudited)

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2010
Interest income	$111,612	$114,255	$113,080	$119,822
Interest expense	26,564	27,902	29,643	29,927

Net interest income	85,048	86,353	83,437	89,895
Provision for probable loan losses	7,317	6,837	1,429	7,229
Non-interest income	50,898	46,889	49,400	71,597
Non-interest expense	75,305	79,379	79,464	105,577

Income before income taxes	53,324	47,026	51,944	48,686
Income taxes	22,904	13,477	17,936	16,640

Net income	$30,420	$33,549	$34,008	$32,046

Preferred Stock Dividends	3,295	3,286	3,277	3,268

Net income available to common shareholders	$27,125	$30,263	$30,731	$28,778

Per common share:
Basic
Net income	$.40	$.45	$.45	$.42

Diluted
Net income	$.40	$.45	$.45	$.42

INTERNATIONAL BANCSHARES CORPORATION AND SUBSIDIARIES
Condensed Quarterly Income Statements
(Dollars in Thousands, Except Per Share Amounts)
(Unaudited)

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2009
Interest income	$126,279	$126,704	$134,178	$140,216
Interest expense	30,818	32,257	34,651	42,070

Net interest income	95,461	94,447	99,527	98,146
Provision for probable loan losses	13,404	10,346	22,858	12,225
Non-interest income	51,934	50,875	56,192	42,012
Non-interest expense	74,878	78,746	85,181	70,226

Income before income taxes	59,113	56,230	47,680	57,707
Income taxes	22,005	19,257	16,547	20,179

Net income	$37,108	$36,973	$31,133	$37,528

Preferred Stock Dividends	3,259	3,250	3,242	3,233

Net income available to common shareholders	$33,849	$33,723	$27,891	$34,295

Per common share:
Basic
Net income	$.50	$.49	$.41	$.50

Diluted
Net income	$.50	$.49	$.41	$.50

INTERNATIONAL BANCSHARES CORPORATION AND SUBSIDIARIES
Condensed Average Statements of Condition
(Dollars in Thousands, Except Per Share Amounts)
(Unaudited)

Distribution of Assets, Liabilities and Shareholders' Equity

        The following table sets forth a comparative summary of average interest earning assets and average interest bearing liabilities and related interest yields for the years ended December 31, 2010, 2009, and 2008:

	2010			2009			2008
	Average Balance	Interest	Average Rate/Cost	Average Balance	Interest	Average Rate/Cost	Average Balance	Interest	Average Rate/Cost
	(Dollars in Thousands)
Assets
Interest earning assets:
Loan, net of unearned discounts:
Domestic	$5,294,744	$302,779	5.72%	$5,474,162	$322,143	5.88%	$5,360,116	$353,635	6.60%
Foreign	247,486	11,423	4.62	274,627	13,626	4.96	283,444	17,083	6.03
Investment securities:
Taxable	4,095,542	135,106	3.30	4,281,148	185,931	4.34	4,120,008	188,928	4.59
Tax-exempt	144,199	7,240	5.02	104,140	5,070	4.87	72,117	3,514	4.87
Federal funds sold	—	—	—	—	—	—	53,019	927	1.75
Other	99,671	2,221	2.23	69,813	607.87		9,874	516	5.23

Total interest-earning assets	9,881,642	458,769	4.64%	10,203,890	527,377	5.17%	9,898,578	564,603	5.70%
Non-interest earning assets:
Cash and due from banks	285,894			285,811			236,656
Bank premises and equipment, net	475,460			479,281			445,487
Other assets	715,278			738,568			728,038
Less allowance for probable loan losses	(90,900)			(82,194)			(64,917)

Total	$11,267,374			$11,625,356			$11,243,842

Liabilities and Shareholders' Equity
Interest bearing liabilities:
Savings and interest bearing demand deposits	$2,389,699	$9,383.39%		$2,135,147	$10,832.51%		$2,286,000	$26,651	1.17%
Time deposits:
Domestic	1,804,106	26,255	1.46	1,718,744	33,691	1.96	1,702,549	55,287	3.25
Foreign	1,673,426	20,712	1.24	1,607,431	28,564	1.78	1,644,997	51,192	3.11
Securities sold under repurchase agreements	1,479,764	44,216	2.99	1,462,017	44,723	3.06	1,436,374	50,400	3.51
Other borrowings	656,459	1,269.19		1,662,489	9,451.57		1,395,220	33,976	2.44
Junior subordinated interest deferrable debentures	201,099	12,201	6.07	201,064	12,535	6.23	201,042	14,137	7.03
Senior notes	—	—	—	—	—	—	—	88	—

Total interest bearing liabilities	8,204,553	114,036	1.39%	8,786,892	139,796	1.59%	8,666,182	231,731	2.67%
Non-interest bearing liabilities:
Demand Deposits	1,639,119			1,480,994			1,455,036
Other liabilities	44,431			70,060			132,306
Shareholders' equity	1,379,271			1,287,410			990,318

Total	$11,267,374			$11,625,356			$11,243,842

Net interest income		$344,733			$387,581			$332,872

Net yield on interest earning assets			3.49%			3.80%			3.36%

Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 22, 2011	Jun. 30, 2010
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BANCSHARES CORP
Entity Central Index Key	0000315709
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,130,017,000
Entity Common Stock, Shares Outstanding		67,701,671
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY